Leases (Tables)	12 Months Ended
Jun. 30, 2023
Leases
Schedule of reconciliation of changes in right-of-use assets

		Company	Total
	Land and	Cars and	right-of-
(in € thousands)	buildings	Equipment	use assets
Cost
As of July 1, 2021	34,546	78	34,624
Additions	13,307	17	13,324
As of June 30, 2022	47,853	95	47,948

Accumulated Depreciation and Impairment
As of July 1, 2021	20,564	52	20,616
Depreciation Charge of the year	5,643	14	5,657
As of June 30, 2022	26,207	66	26,273

Carrying Amount
As of July 1, 2021	13,982	27	14,009
As of June 30, 2022	21,646	31	21,677

		Company	Total
	Land and	Cars and	right-of-
(in € thousands)	buildings	Equipment	use assets
Cost
As of July 1, 2022	47,853	95	47,948
Additions	41,516	97	41,613
As of June 30, 2023	89,369	193	89,561

Accumulated Depreciation and Impairment
As of July 1, 2022	26,207	66	26,273
Depreciation Charge of the year	8,466	26	8,492
As of June 30, 2023	34,673	92	34,764

Carrying Amount
As of July 1, 2022	21,646	31	21,677
As of June 30, 2023	54,696	101	54,797